UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5346
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  August 31, 2017

Item 1. Reports to Stockholders.

Annual Report
August 31, 2017

VIDENT INTERNATIONAL EQUITY FUND
Ticker: VIDI

VIDENT CORE U.S. EQUITY FUND
Ticker: VUSE

VIDENT CORE U.S. BOND STRATEGY ETF
Ticker: VBND

VIDENT FUNDS

VIDENT INTERNATIONAL EQUITY FUND

Dear Vident International Equity Fund Shareholders,

Thank you for your investment in Vident International Equity Fund (the “Fund” or “VIDI”). The information presented in this report relates to the operations of VIDI for the fiscal period ended August 31, 2017.

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident Core International Equity Index (the “Index”), developed by Vident Financial, LLC (the “Index Provider”).  This index strategy seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience.  The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks with more favorable valuations and with a confirming price trend.

For the fiscal year ended on August 31, 2017, the Fund returned 29.72% based on market price and 28.70% based on NAV.

The best performing security in the Fund during the period was Geely Automobile Holdings Ltd. (175 HK), gaining 185.40%.  The second best performing security in the Fund was Air Canada (AC CN), up 172.66%. The third best performing security for the period was STMicroelectronics NV (STM FP), returning 136.72%.

The worst performing security in the Fund during the period was Teva Pharmaceutical Industries Ltd. (TEVA IT), declining 32.75%. The second worst performing security was Thai Airways International - NVDR (THAI-R TB), down 30.19%. The third worst performing security was JBS SA (JBSS3 BZ), declining 28.51%.

The Fund is comprised of securities from 33 countries.  The best performing country, measured by the securities in the Fund, was Austria, up 110.50%.  The worst performing country was India, down 26.76%.

VIDI made regular quarterly distributions to shareholders during the fiscal period.

We appreciate your investment in the Vident International Equity Fund.

Sincerely,

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT CORE U.S. EQUITY FUND

Dear Vident Core U.S. Equity Fund Shareholders,

Thank you for your investment in the Vident Core U.S. Equity Fund (the “Fund” or “VUSE”). The information presented in this report relates to the operations of VUSE for the fiscal period ended August 31, 2017.

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident Core U.S. Stock Equity Index developed by Vident Financial, LLC (the “Index Provider”).  This index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics.  This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges.  The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.

For the fiscal year ended on August 31, 2017, the Fund returned 13.52% based on market price and 13.42% based on NAV.

The best performing security in the Fund during the period was Rogers Corp. (ROG), up 112.04%. The second best performing security was Green Dot Corp. – Class A (GDOT), returning 107.67% for the period. The third best performing security for the period was NRG Energy Inc. (NRG) higher by 104.88% for the period.

The worst performing security in the Fund during the period was Genesco Inc. (GCO), down 55.81%.  The second worst performing security was Express Inc. (EXPR), down 48.77%. The third worst performing security was Foot Locker Inc. (FL), declining 45.32%.

VUSE continued making regular quarterly distributions to shareholders during the fiscal period.

We appreciate your investment in the Vident Core U.S. Equity Fund.

Sincerely,

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT CORE U.S. BOND STRATEGY ETF

Dear Vident Core U.S. Bond Strategy ETF Shareholders,

Thank you for your investment in the Vident Core U.S. Bond Strategy ETF (the “Fund” or “VBND”). The information presented in this report relates to the operations of VBND for the fiscal period ended August 31, 2017.

The Fund seeks to track the price and yield performance, before fees and expenses, of the Vident Core U.S. Bond Index developed by Vident Financial, LLC (the “Index Provider”).  This index strategy seeks to diversify interest rate and credit risks through the application of time-tested principles developed by Vident Financial.  It applies a systematic, rules-based selection process and diversifies across fixed-income sectors, screening corporate bond issuers for strong leadership and governance and creditworthiness.

For the fiscal year ended on August 31, 2017, the Fund’s total return (based on its share price) was 0.64%.  Based on NAV, its return was 0.50%.  VBND made regular quarterly distributions to shareholders during the fiscal period.

In the fixed income market, yields have generally moved higher (prices declined) than where they were twelve months ago.  For example, the yield on the 10-year U.S. Treasury note in late August 2016 was around 1.6%, but it closed this fiscal period at approximately 2.1%.  Similarly, the yield on the 5-year U.S. Treasury note began around 1.2% and ended around 1.7%.  In spite of this move higher in yields, bonds were still able to produce positive total returns for investors over the period due to the income that their coupons produced.

Without a doubt, the single event having the sharpest impact on interest rates over the last twelve months was the election of Donald Trump as President of the United States.  Trump’s victory took the markets by surprise, and investors quickly pushed yields higher in anticipation of a more pro-growth governing agenda.  Concerns over the path of tax reform and its potential impact on the deficit also played a role in bond market weakness.  In the roughly four week period post-Presidential election, the yield on the 10-year Treasury note jumped nearly 1%, reaching its highest yield levels in over two years.

As a whole, fixed income market conditions quieted down in the post-inauguration period. The Federal Reserve continued on its path of slowly increasing interest rates, influencing higher rate movements on the shortest areas of the yield curve.  But rates stayed the same or drifted lower in longer maturity instruments throughout much of 2017, as investors recognized the difficulty President Trump might face in getting many of his policy priorities through Congress.  Also, inflation data remained relatively subdued, dampening investor concerns and supporting bond prices.

Performance in the corporate bond sectors, particularly the Fund’s allocation to high yield bonds, benefitted VBND, as investor desire for yield continued to drive credit spreads tighter.  The Fund was most negatively impacted by its U.S. Treasury sector exposure, given the higher rate movement seen during the period and given this sector’s heightened sensitivity to interest rate change.

We appreciate your investment in the Vident Core U.S. Bond Strategy ETF.

Sincerely,

J. Garrett Stevens
Chief Executive Officer, Exchange Traded Concepts,
Adviser to the Fund

VIDENT FUNDS

Past performance is no guarantee of future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice or recommendations to buy or sell any security.

Fund holdings are subject to change and are not recommendations to buy or sell any security.  For more complete information regarding performance and holdings, please refer to the schedules of investments on pages 14-44.

Investments involve risk. Principal loss is possible. The Funds have the same risks as the underlying securities traded on the exchange throughout the day at market price. Redemptions are limited and often commissions are charged on each trade. VIDI is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. A fund that concentrates its investments in the securities of a particular industry or geographic area may be more volatile than a fund that invests in a broader range of industries. VIDI and VBND may invest in illiquid or thinly traded securities which involve additional risks such as limited liquidity and greater volatility. VBND may make investments in debt securities. The Fund’s investments in high yield securities expose it to a substantial degree of credit risk. These investments are considered speculative under traditional investment standards. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. During periods of rising interest rates, certain debt obligations will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments. VBND may also invest in asset backed and mortgage backed securities which include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The performance of the funds may diverge from that of the Index. Because the Funds employ a representative sampling strategy and may also invest up to 20% of its assets in securities that are not included in the Index, the Funds may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Funds are not actively managed and may be affected by a general decline in market segments related to the index. The Funds invest in securities included in, or representative of securities included in, the index, regardless of their investment merits. Small and medium-capitalization companies tend to have more limited liquidity and greater price volatility than large-capitalization companies. Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value.

The Vident Core International Equity IndexTM (Bloomberg Symbol: VIDIX) is a strategy seeking to balance risk across developed and emerging countries and emphasize those with favorable conditions for growth.  The Vident Core U.S. Equity IndexTM (Bloomberg Symbol: VIUSX) is a strategy which seeks to apply principles-based reasoning, expressed through innovative risk design to address the risks and opportunities of U.S. equity investing.  It is not possible to invest directly in an index.  The Vident Core U.S. Bond Strategy IndexTM (Bloomberg Symbol: VBNDX) is a strategy which seeks to diversify and improve interest rate and credit risks of traditional U.S. core bonds.

Diversification does not assure a profit or protect against loss in a declining market.

Must be preceded or accompanied by a Prospectus.

VIDENT INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 29, 2013, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT INTERNATIONAL EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Since
Year Ended August 31, 2017	Year	Year	Inception(1)
Vident International Equity Fund – NAV	28.70%	3.87%	4.21%
Vident International Equity Fund – Market	29.72%	3.85%	4.24%
Vident Core International Equity Index/
Vident International Equity Index(2)(3)	29.49%	4.93%	5.28%
MSCI AC World Index ex USA – Net(2)(4)	18.88%	2.36%	3.32%

The performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 31, 2016, is 0.68%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is October 29, 2013.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core International Equity Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident International Equity Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core International Equity Index, and performance shown for periods prior to January 6, 2016 is that of the Vident International Equity Index.

(4)
MSCI AC World Index ex USA – Net captures large and mid cap representation across 22 of 23 Developed Markets countries (excluding the United States) and 23 Emerging Markets countries. With over 1,800 constituents, the index covers approximately 85% of the global equity opportunity set outside the U.S.

VIDENT CORE U.S. EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on January 21, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT CORE U.S. EQUITY FUND

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Three	Since
Year Ended August 31, 2017	Year	Year	Inception(1)
Vident Core U.S. Equity Fund – NAV	13.42%	5.21%	6.45%
Vident Core U.S. Equity Fund – Market	13.52%	5.33%	6.48%
Vident Core U.S. Stock Equity Index/
Vident Core U.S. Equity Index(2)(3)	13.51%	5.16%	6.27%
MSCI US IMI Index – Net(2)(4)	15.34%	8.47%	9.55%

The performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 31, 2016, is 0.55%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is January 21, 2014.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Stock Equity Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Equity Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core U.S. Stock Equity Index, and performance shown for periods prior to January 6, 2016 is that of the Vident Core U.S. Equity Index.

(4)
MSCI US IMI Index – Net is designed to measure the performance of the large, mid and small cap segments of the U.S. Market. With over 2,400 constituents, the index covers approximately 99% of the free float-adjusted market capitalization in the U.S.

VIDENT CORE U.S. BOND STRATEGY ETF

PERFORMANCE SUMMARY
(Unaudited)

Growth of $10,000

This chart illustrates the performance of a hypothetical $10,000 investment made on October 15, 2014, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.  It is not possible to invest directly in an index.

VIDENT CORE U.S. BOND STRATEGY ETF

PERFORMANCE SUMMARY
(Unaudited) (Continued)

Average Annual Returns	One	Since
Year Ended August 31, 2017	Year	Inception(1)
Vident Core U.S. Bond Strategy ETF – NAV	0.50%	2.11%
Vident Core U.S. Bond Strategy ETF – Market	0.64%	2.14%
Vident Core U.S. Bond Strategy Index/
Vident Core U.S. Bond Strategy Index(2)(3)	1.35%	3.12%
Citigroup U.S. Broad Investment-Grade Bond Index(2)(4)	0.47%	2.36%

The performance data quoted is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated December 31, 2016 is 0.48%.  For performance information current to the most recent month-end, please call 1-800-617-0004.

(1)	Inception date is October 15, 2014.
(2)
Indexes are unmanaged statistical composites and their returns do not include fees an investor would pay to purchase the securities they represent.  Such costs would lower performance.  It is not possible to invest directly in an index.

(3)
Effective January 6, 2016, the Fund’s investment objective changed to track the performance, before fees and expenses, of the Vident Core U.S. Bond Index. Prior to January 6, 2016, the Fund’s investment objective was to track the price and total return performance, before fees and expenses, of the Vident Core U.S. Bond Strategy Index. Performance shown for periods beginning January 6, 2016 is that of the Vident Core U.S. Bond Index, and performance shown for periods prior to January 6, 2016 is that of the Vident Core U.S. Bond Strategy Index.

(4)
Citigroup U.S. Broad Investment-Grade Bond Index tracks the performance of the U.S. Dollar-denominated bonds issued in the U.S. investment-grade bond market. Introduced in 1985, the index includes treasury, government sponsored, collateralized, and corporate debt providing a reliable representation of the U.S. investment-grade bond market. Sub-indices are available in any combination of asset class, maturity, and rating.

VIDENT INTERNATIONAL EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2017 (Unaudited)

Percentage of
Country	Net Assets
Australia	3.9%
Austria	0.5%
Brazil	2.2%
Canada	2.7%
China	1.3%
Denmark	3.4%
Finland	0.5%
France	1.7%
Germany	7.1%
Hong Kong	6.7%
India	0.1%
Indonesia	1.0%
Ireland	1.8%
Italy	0.5%
Japan	7.1%
Malaysia	2.4%
Mexico	2.9%
Netherlands	1.6%
Norway	3.3%
Peru	0.5%
Poland	0.5%
Portugal	0.4%
Republic of Korea	6.9%
Russian Federation	3.2%
Singapore	6.9%
South Africa	1.8%
Spain	0.5%
Sweden	2.8%
Switzerland	3.6%
Taiwan	6.4%
Thailand	7.0%
Turkey	5.9%
United Kingdom	2.5%
Short-Term Investments	0.1%
Investments Purchased
with Securities
Lending Collateral	0.1%
Other Assets in
Excess of Liabilities	0.2%
Total	100.0%

VIDENT CORE U.S. EQUITY FUND

PORTFOLIO ALLOCATION
As of August 31, 2017 (Unaudited)

Percentage of
Sector	Net Assets
Consumer Discretionary	14.6%
Consumer Staples	8.4%
Energy	4.4%
Financials	16.5%
Healthcare	11.5%
Industrials	11.7%
Information Technology	19.0%
Materials	4.4%
Real Estate	3.4%
Telecommunication Services	1.5%
Utilities	4.4%
Short-Term Investments	0.1%
Investments Purchased with Securities Lending Collateral	4.7%
Liabilities in Excess of Other Assets	-4.6%
Total	100.0%

VIDENT CORE U.S. BOND STRATEGY ETF

PORTFOLIO ALLOCATION
As of August 31, 2017 (Unaudited)

Percentage of
Asset Type	Net Assets
Corporate Bonds	34.5%
Mortgage Backed Securities – U.S. Government Agency	12.4%
U.S. Government Agency Issues	0.5%
U.S. Government Notes/Bonds	51.9%
Short-Term Investments	9.6%
Liabilities in Excess of Other Assets	-8.9%
Total	100.0%

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017

Shares	Security Description	Value

COMMON STOCKS – 99.6%

	Australia – 3.9%
321,991	BlueScope Steel Ltd.	$2,782,360
544,659	CSR Ltd.	1,749,227
607,164	Downer EDI Ltd.	3,436,577
101,110	Flight Centre Travel Group Ltd.	3,886,249
256,465	LendLease Group	3,380,280
1,060,675	Metcash Ltd.	2,293,461
375,770	OZ Minerals Ltd.	2,422,607
842,232	Qantas Airways Ltd.	3,829,727
138,235	Sonic Healthcare Ltd.	2,406,591
49,913	Wesfarmers Ltd.	1,691,092
		27,878,171
	Austria – 0.5%
63,300	OMV AG	3,638,910

	Brazil – 2.2%
90,300	Fleury SA	911,649
387,600	Hypermarcas SA	3,620,071
882,200	JBS SA	2,432,611
627,000	Petroleo Brasileiro SA (a)	2,738,774
341,700	Qualicorp SA	3,779,721
572,600	TIM Participacoes SA	2,037,302
		15,520,128
	Canada – 2.7%
217,876	Air Canada (a)	4,072,253
34,834	George Weston Ltd.	3,027,455
42,910	Industrial Alliance Insurance & Financial Services, Inc.	1,841,479
29,515	Linamar Corporation	1,645,749
73,143	Magna International, Inc.	3,519,650
155,618	Manulife Financial Corporation	3,056,904
50,539	West Fraser Timber Company Ltd.	2,622,160
		19,785,650
	China – 1.3%
2,500,000	BAIC Motor Corporation Ltd. – Class H (b)	2,226,623
272,000	China High Speed Transmission Equipment
	Group Company Ltd.	280,489

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	China – 1.3% (Continued)
2,290,000	CSPC Pharmaceutical Group Ltd.	$3,575,862
2,462,000	Dongfeng Motor Group Company Ltd. – Class H	3,196,361
		9,279,335
	Denmark – 3.4%
1,639	AP Moller – Maersk A/S Series B	3,379,084
29,065	Carlsberg A/S Series B	3,335,751
50,468	DONG Energy A/S (b)	2,627,065
97,068	GN Store Nord A/S	3,219,363
47,669	H Lundbeck A/S	3,036,086
57,758	Novo Nordisk A/S Series B	2,755,070
523,995	TDC A/S	3,121,819
36,327	Vestas Wind Systems A/S	3,308,613
		24,782,851
	Finland – 0.5%
79,666	Neste OYJ	3,512,808

	France – 1.7%
51,601	AXA SA	1,497,315
25,487	Cie Generale des Etablissements Michelin	3,474,038
220,393	Engie SA	3,678,377
162,454	Peugeot SA	3,429,825
		12,079,555
	Germany – 7.1%
16,916	Allianz SE	3,619,736
33,916	Aurubis AG	3,030,968
16,892	Bayer AG	2,161,722
311,195	CECONOMY AG	3,408,986
289,543	Commerzbank AG (a)	3,598,520
14,834	Continental AG	3,347,283
161,093	Deutsche Lufthansa AG	4,040,653
25,939	Hannover Rueck SE	3,143,485
43,880	Hella KGaA Hueck & Company	2,423,790
15,287	HOCHTIEF AG	2,694,270
86,397	Innogy SE (b)	3,808,063

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	Germany – 7.1% (Continued)
16,834	Muenchener Rueckversicherungs-Gesellschaft
	AG in Muenchen – Class R	$3,474,936
43,263	OSRAM Licht AG	3,552,632
34,095	Rheinmetall AG	3,484,913
63,679	Suedzucker AG	1,353,905
177,550	Uniper SE	4,420,678
		51,564,540
	Hong Kong – 6.7%
450,000	Cheung Kong Property Holdings Ltd.	3,950,420
330,500	China Mobile Ltd.	3,505,287
1,436,000	China Resources Power Holdings Company Ltd.	2,635,014
1,197,600	China Taiping Insurance Holdings Company Ltd.	3,634,540
2,384,000	China Unicom Hong Kong Ltd. (a)	3,472,843
963,000	Haier Electronics Group Company Ltd.	2,559,550
276,187	I-CABLE Communications Ltd. (a)	10,235
1,977,000	IGG, Inc.	3,097,214
403,000	Kingboard Chemical Holdings Ltd.	2,198,907
3,348,000	Kunlun Energy Company Ltd.	3,242,864
1,464,000	Melco International Development Ltd.	3,434,692
2,410,000	Nine Dragons Paper Holdings Ltd.	4,021,928
1,765,000	Sino Biopharmaceutical Ltd.	1,549,442
2,373,000	SJM Holdings Ltd.	2,071,059
396,000	The Wharf Holdings Ltd.	3,772,392
3,583,500	WH Group Ltd. (b)	3,745,715
184,000	Wheelock & Company Ltd.	1,376,635
		48,278,737
	India – 0.1%
17,472	Tata Motors Ltd. – ADR	521,714

	Indonesia – 1.0%
3,063,500	Bank Mandiri Persero Tbk PT	3,007,934
5,031,300	Bank Negara Indonesia Persero Tbk PT	2,771,702
736,000	United Tractors Tbk PT	1,671,474
		7,451,110

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	Ireland – 1.8%
44,145	Eaton Corporation PLC	$3,167,845
34,919	ICON PLC (a)	3,959,466
21,637	Jazz Pharmaceuticals PLC (a)	3,231,702
32,913	Medtronic PLC	2,653,446
		13,012,459
	Italy – 0.5%
189,070	Assicurazioni Generali SpA	3,385,173
13,325	GEDI Gruppo Editoriale SpA (a)	11,397
38,676	Unipol Gruppo Finanziario SpA	167,224
		3,563,794
	Japan – 7.1%
64,600	Aisin Seiki Company Ltd.	3,249,538
135,700	Alfresa Holdings Corporation	2,553,903
79,700	Bridgestone Corporation	3,421,151
303,200	Citizen Watch Company Ltd.	2,148,477
450,000	Fujitsu Ltd.	3,336,471
280,400	Haseko Corporation	3,473,915
521,000	Hitachi Ltd.	3,587,547
186,900	Ibiden Company Ltd.	3,095,874
409,000	Kajima Corporation	3,753,864
121,300	Kinden Corporation	1,981,669
467,800	Leopalace21 Corporation	3,429,725
93,600	Medipal Holdings Corporation	1,650,888
29,600	Mixi, Inc.	1,577,805
96,900	Nippon Electric Glass Company Ltd.	3,684,377
141,500	Seino Holdings Company Ltd.	1,924,251
20,500	Suzuken Company Ltd.	746,828
72,700	Suzuki Motor Corporation	3,654,343
372,000	Taisei Corporation	3,732,351
6,600	Toyoda Gosei Company Ltd.	153,871
		51,156,848
	Malaysia – 2.4%
1,735,900	AirAsia Bhd	1,349,535
247,400	Axiata Group Bhd	285,606
2,350,400	CIMB Group Holdings Bhd	3,896,694

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	Malaysia – 2.4% (Continued)
1,550,900	Malayan Banking Bhd	$3,435,549
268,700	MISC Bhd	468,125
812,600	Petronas Chemicals Group Bhd	1,362,420
398,300	Public Bank Bhd	1,921,316
801,200	Telekom Malaysia Bhd	1,206,350
1,083,700	Tenaga Nasional Bhd	3,623,753
		17,549,348
	Mexico – 2.9%
1,352,517	Alfa SAB de CV – Class A	1,891,183
3,963,745	America Movil SAB de CV – Class L	3,684,575
1,093,757	Cemex SAB de CV (a)	1,021,005
337,121	Fomento Economico Mexicano SAB de CV	3,376,254
152,681	Gruma SAB de CV – Class B	2,239,501
316,172	Grupo Aeroportuario del Centro Norte SAB de CV	1,912,673
506,069	Grupo Financiero Banorte SAB de CV – Class O	3,453,188
1,472,408	Wal-Mart de Mexico SAB de CV	3,582,351
		21,160,730
	Netherlands – 1.6%
70,412	AerCap Holdings NV (a)	3,541,724
10,566	ASM International NV	621,115
61,042	EXOR NV	3,916,768
96,381	Philips Lighting NV (b)	3,556,833
		11,636,440
	Norway – 3.3%
6,062	Aker BP ASA	110,958
18,686	DNB ASA	364,907
211,929	Leroy Seafood Group ASA	1,409,591
199,575	Marine Harvest ASA	3,964,257
538,873	Norsk Hydro ASA	3,889,802
190,020	Orkla ASA	1,950,914
157,786	Statoil ASA	2,989,777
325,882	Storebrand ASA	2,696,798
179,529	Telenor ASA	3,635,497
71,836	Yara International ASA	2,938,091
		23,950,592

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	Peru – 0.5%
17,233	Credicorp Ltd.	$3,495,542

	Poland – 0.5%
97,849	Polski Koncern Naftowy ORLEN SA	3,233,930
359,441	Polskie Gornictwo Naftowe i Gazownictwo SA	688,190
		3,922,120
	Portugal – 0.4%
8,507,245	Banco Comercial Portugues SA (a)	2,262,468
48,983	Jeronimo Martins SGPS SA	977,304
		3,239,772
	Republic of Korea – 6.9%
38,080	Dongbu Insurance Company Ltd.	2,539,567
9,218	E-MART, Inc.	1,831,174
61,147	Hana Financial Group, Inc.	2,657,151
62,733	Hanwha Corporation	2,734,415
27,902	Hyundai Development Company-
	Engineering & Construction	931,634
69,907	Hyundai Engineering & Construction Company Ltd.	2,520,149
22,507	Hyundai Heavy Industries Company Ltd. (a)	2,964,074
50,113	Hyundai Marine & Fire Insurance Company Ltd.	2,053,229
59,790	Kia Motors Corporation	1,879,705
50,594	Korea Electric Power Corporation	1,924,869
113,888	LG Display Company Ltd.	3,146,161
57,137	LG Electronics, Inc.	4,129,714
3,745	LG Innotek Company Ltd.	612,764
246,765	LG Uplus Corporation	3,020,004
13,738	Lotte Shopping Company Ltd.	3,131,133
11,965	POSCO	3,644,890
1,527	Samsung Electronics Company Ltd.	3,136,336
54,851	SK Hynix, Inc.	3,336,980
22,200	SK Innovation Company Ltd.	3,711,156
		49,905,105
	Russian Federation – 3.2%
871,549	Gazprom PJSC – ADR	3,477,481
41,353	Magnit PJSC – GDR (d)	1,728,142

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	Russian Federation – 3.2% (Continued)
415,064	Mobile TeleSystems PJSC – ADR	$4,146,489
133,713	Novolipetsk Steel PJSC – GDR (d)	3,173,009
656,461	Rosneft Oil Company PJSC – GDR (d)	3,413,597
221,776	Severstal PJSC – GDR (d)	3,506,279
39,351	Tatneft PJSC – ADR	1,568,137
43,889	X5 Retail Group NV – GDR (a)(d)	1,790,671
		22,803,805
	Singapore – 6.9%
1,301,900	CapitaLand Ltd.	3,629,324
383,700	City Developments Ltd.	3,313,638
2,075,000	ComfortDelGro Corporation Ltd.	3,504,370
221,300	DBS Group Holdings Ltd.	3,365,320
213,418	Flex Ltd. (a)	3,472,311
4,244,200	Genting Singapore PLC	3,709,117
4,173,014	Hutchison Port Holdings Trust	1,898,721
56,900	Jardine Cycle & Carriage Ltd.	1,675,590
677,800	Keppel Corporation Ltd.	3,154,186
159,324	Kulicke and Soffa Industries, Inc. (a)	3,031,936
428,500	Oversea-Chinese Banking Corporation Ltd.	3,529,883
102,600	SATS Ltd.	365,469
224,800	Singapore Airlines Ltd.	1,709,272
198,219	United Overseas Bank Ltd.	3,512,816
213,900	Venture Corporation Ltd.	2,492,437
1,370,700	Wilmar International Ltd.	3,356,115
3,620,000	Yangzijiang Shipbuilding Holdings Ltd.	3,991,224
		49,711,729
	South Africa – 1.8%
173,897	Barloworld Ltd.	1,717,749
119,168	Bid Corporation Ltd.	2,706,408
330,179	Exxaro Resources Ltd.	3,321,651
429,478	Gold Fields Ltd.	1,914,844
427,903	Sanlam Ltd.	2,361,751
212,789	Telkom SA SOC Ltd.	1,026,589
		13,048,992

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	Spain – 0.5%
950,029	Mapfre SA	$3,362,344

	Sweden – 2.8%
100,902	Electrolux AB – Class B	3,668,702
794,242	Fingerprint Cards AB Series B (a)(c)	3,631,477
199,871	Husqvarna AB – Class B	2,016,130
46,002	Investor AB – Class B	2,151,382
41,476	NCC AB Series B	1,082,085
458,997	Svenska Cellulosa AB SCA – Class B	3,827,021
206,854	Volvo AB – Class B	3,532,717
		19,909,514
	Switzerland – 3.6%
22,082	Baloise Holding AG	3,516,264
374,780	Ferrexpo PLC	1,450,483
1,073	Georg Fischer AG	1,236,420
3,281	Helvetia Holding AG	1,880,087
15,370	Lonza Group AG	3,891,585
212,514	STMicroelectronics NV	3,682,223
9,785	Swiss Life Holding AG	3,501,968
36,420	Swiss Re AG	3,298,480
11,526	Zurich Insurance Group AG	3,448,365
		25,905,875
	Taiwan – 6.4%
8,686,000	AU Optronics Corporation	3,568,919
302,000	Catcher Technology Company Ltd.	3,842,672
971,360	China Life Insurance Company Ltd.	1,071,814
2,344,000	Epistar Corporation (a)	2,372,816
576,580	Foxconn Technology Company Ltd.	1,830,291
925,976	Hon Hai Precision Industry Company Ltd.	3,605,228
7,215,000	Innolux Corporation	3,514,381
1,188,486	Lite-On Technology Corporation	1,758,372
51,000	Micro-Star International Company Ltd.	116,097
1,080,000	Pegatron Corporation	3,399,715
610,000	Powertech Technology, Inc.	1,851,486
494,000	Quanta Computer, Inc.	1,124,550
1,127,000	Radiant Opto-Electronics Corporation	2,841,867

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	Taiwan – 6.4% (Continued)
1,081,000	TPK Holding Company Ltd. (a)	$4,441,632
7,366,000	United Microelectronics Corporation	3,673,359
5,712,000	Winbond Electronics Corporation	4,381,616
2,895,026	Wistron Corporation	2,733,962
		46,128,777
	Thailand – 7.0%
2,274,700	Airports of Thailand PCL – NVDR	3,733,509
3,493,900	Charoen Pokphand Foods PCL – NVDR	2,867,302
3,192,900	Indorama Ventures PCL – NVDR	3,750,131
13,951,800	IRPC PCL – NVDR	2,500,021
592,000	Kasikornbank PCL – NVDR	3,583,557
955,100	Kiatnakin Bank PCL – NVDR	2,020,653
4,789,200	Krung Thai Bank PCL – NVDR	2,697,125
1,380,200	PTT Exploration & Production PCL – NVDR	3,637,028
1,666,100	PTT Global Chemical PCL – NVDR	3,838,478
308,497	PTT PCL – NVDR	3,706,981
233,200	Siam Cement PCL – NVDR	3,511,519
772,300	Siam Commercial Bank PCL – NVDR	3,500,411
4,456,200	Thai Beverage PCL	3,056,356
921,300	Thai Oil PCL – NVDR	2,615,044
1,014,100	Tisco Financial Group PCL – NVDR	2,282,908
1,903,400	Total Access Communication PCL – NVDR (a)	3,138,417
		50,439,440
	Turkey – 5.9%
1,213,183	Akbank Turk AS	3,632,242
210,823	Arcelik AS	1,465,066
1,559,751	Eregli Demir ve Celik Fabrikalari TAS	3,712,402
732,118	KOC Holding AS	3,824,244
1,905,899	Petkim Petrokimya Holding AS	3,443,597
288,611	TAV Havalimanlari Holding AS	1,773,316
113,395	Tupras Turkiye Petrol Rafinerileri AS	3,851,411
765,576	Turkcell Iletisim Hizmetleri AS	2,928,324
1,180,907	Turkiye Garanti Bankasi AS	3,672,383
846,756	Turkiye Halk Bankasi AS	3,633,578
1,610,420	Turkiye Is Bankasi	3,492,601

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.6% (Continued)

	Turkey – 5.9% (Continued)
1,738,509	Turkiye Vakiflar Bankasi TAO	$3,624,411
2,654,301	Yapi ve Kredi Bankasi AS (a)	3,735,205
		42,788,780
	United Kingdom – 2.5%
437,892	Barratt Developments PLC	3,536,136
298,207	Fiat Chrysler Automobiles NV (a)	4,490,748
685,700	J Sainsbury PLC	2,089,003
647,611	Standard Life Aberdeen PLC	3,597,560
230,742	Subsea 7 SA	3,322,254
372,537	Wm Morrison Supermarkets PLC	1,185,043
		18,220,744
	TOTAL COMMON STOCKS
	(Cost $599,789,862)	719,206,259

SHORT-TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%
836,359	Invesco Short-Term Investments Trust Government &
	Agency Portfolio – Institutional Class, 0.930% (e)	836,359
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $836,359)	836,359

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING – 0.1%
1,116,250	First American Government
	Obligations Fund – Class Z, 0.880% (e)	$1,116,250
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $1,116,250)	1,116,250
	TOTAL INVESTMENTS – 99.8%
	(Cost $601,742,471)	721,158,868
	Other Assets in Excess of Liabilities – 0.2%	1,204,937
	NET ASSETS – 100.0%	$722,363,805

(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2017, the value of these securities amounted to $15,964,299 or 2.2% of net assets.

(c)	All or portion of this security is out on loan as of August 31, 2017. Total value of securities out on loan is $1,072,914 or 0.1% of net assets.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2017, the value of these securities amounted to $13,611,698 or 1.9% of net assets.

(e)	Annualized seven-day yield as of August 31, 2017.
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
NVDR – Non-voting Depositary Receipt

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017

Shares	Security Description	Value

COMMON STOCKS – 99.8%

	Consumer Discretionary – 14.6%
64,187	Aaron’s, Inc. (a)	$2,841,558
76,106	Adtalem Global Education, Inc. (a)	2,602,825
221,057	American Eagle Outfitters, Inc.	2,641,631
49,503	Bed Bath & Beyond, Inc.	1,365,788
45,916	Best Buy Company, Inc. (a)	2,491,402
52,120	Big Lots, Inc. (a)	2,480,912
37,142	Bob Evans Farms, Inc.	2,554,627
55,563	BorgWarner, Inc.	2,578,679
56,488	Caleres, Inc.	1,524,046
38,245	Carnival Corporation	2,657,263
181,327	Chico’s FAS, Inc.	1,392,591
65,227	Cooper Tire & Rubber Company	2,191,627
23,497	Cooper-Standard Holdings, Inc. (b)	2,363,328
108,618	Dana, Inc.	2,614,435
34,695	Dillards, Inc. – Class A (a)	2,109,456
36,699	DSW, Inc. – Class A	680,032
55,203	Foot Locker, Inc.	1,944,802
120,976	GameStop Corporation – Class A	2,238,056
127,111	Gannett Company, Inc.	1,079,172
71,396	General Motors Company	2,608,810
3,913	Graham Holdings Company – Class B	2,297,714
84,302	H&R Block, Inc.	2,254,235
63,313	Kohl’s Corporation	2,518,591
77,556	La-Z-Boy, Inc.	1,849,711
16,941	Lear Corporation	2,533,357
433,150	Office Depot, Inc.	1,858,214
29,248	Oxford Industries, Inc. (a)	1,690,827
21,454	PVH Corporation	2,700,844
77,926	Select Comfort Corporation (b)	2,301,155
5,060	Target Corporation	275,922
167,088	TEGNA, Inc.	2,108,651
24,487	The Children’s Place, Inc.	2,599,295
71,179	The Goodyear Tire & Rubber Company	2,156,724
136,546	Urban Outfitters, Inc. (a)(b)	2,791,000
		72,897,280

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Consumer Staples – 8.4%
55,975	Archer-Daniels-Midland Company	$2,312,887
32,039	Bunge Ltd.	2,391,071
17,767	Casey’s General Stores, Inc. (a)	1,872,997
15,204	Costco Wholesale Corporation	2,383,075
32,548	CVS Health Corporation	2,517,262
153,532	Darling Ingredients, Inc. (b)	2,671,457
49,057	Fresh Del Monte Produce, Inc.	2,305,188
17,165	Ingredion, Inc.	2,125,370
39,936	Nu Skin Enterprises, Inc. – Class A	2,429,307
106,162	Pilgrim’s Pride Corporation (b)	3,126,471
20,259	Sanderson Farms, Inc. (a)	2,988,608
38,306	SpartanNash Company	943,860
103,892	Sprouts Farmers Market, Inc. (b)	2,071,607
107,323	The Kroger Company	2,347,154
40,491	Tyson Foods, Inc. – Class A	2,563,080
68,440	United Natural Foods, Inc. (a)(b)	2,378,290
39,459	Universal Corporation	2,257,055
32,342	Wal-Mart Stores, Inc.	2,524,940
		42,209,679
	Energy – 4.4%
26,070	Andeavor	2,610,910
105,303	CVR Energy, Inc. (a)	2,255,590
56,876	Delek US Holdings, Inc.	1,405,975
140,989	EP Energy Corporation – Class A (a)(b)	414,508
367,272	Halcon Resources Corporation (b)	2,273,414
89,335	HollyFrontier Corporation	2,797,079
369,086	McDermott International, Inc. (b)	2,266,188
114,372	PBF Energy, Inc. – Class A (a)	2,708,329
122,818	Rowan Companies plc – Class A (b)	1,197,475
88,606	Unit Corporation (b)	1,410,608
37,524	Valero Energy Corporation	2,555,384
		21,895,460
	Financials – 16.5%
117,296	Ally Financial, Inc.	2,650,890
25,308	American Financial Group, Inc.	2,576,607

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Financials – 16.5% (Continued)
76,206	Artisan Partners Asset Management, Inc. – Class A	$2,339,524
24,186	Assurant, Inc.	2,290,172
4,235	Brighthouse Financial, Inc. (b)	241,691
28,436	Capital One Financial Corporation	2,263,790
21,758	Cincinnati Financial Corporation	1,671,885
52,828	CIT Group, Inc.	2,369,336
44,124	CNA Financial Corporation	2,164,723
117,106	CNO Financial Group, Inc.	2,617,319
61,989	E*TRADE Financial Corporation (b)	2,542,169
32,488	Evercore, Inc.	2,451,220
86,530	Federated Investors, Inc. – Class B	2,363,134
54,996	First American Financial Corporation	2,698,104
53,991	Franklin Resources, Inc.	2,334,031
60,443	Green Dot Corporation – Class A (b)	2,912,144
61,532	Legg Mason, Inc.	2,349,907
95,030	Leucadia National Corporation	2,250,310
35,696	Lincoln National Corporation	2,422,331
52,967	Loews Corporation	2,467,203
55,446	LPL Financial Holdings, Inc.	2,597,091
46,593	Metlife, Inc.	2,181,950
51,512	Moelis & Company – Class A	2,029,573
22,724	Prudential Financial, Inc.	2,319,666
19,031	Reinsurance Group of America, Inc.	2,558,718
29,956	T Rowe Price Group, Inc.	2,527,088
28,553	The Allstate Corporation	2,584,046
47,666	The Bank of New York Mellon Corporation (a)	2,491,978
26,977	The Hanover Insurance Group, Inc.	2,648,602
47,867	The Hartford Financial Services Group, Inc.	2,588,169
54,828	The Progressive Corporation	2,548,405
20,252	The Travelers Companies, Inc.	2,454,137
32,741	Torchmark Corporation	2,520,075
52,825	Unum Group	2,545,109
121,344	Waddell & Reed Financial, Inc. – Class A	2,258,212
		82,829,309

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Health Care – 11.5%
16,390	Aetna, Inc.	$2,584,703
2,630	AMN Healthcare Services, Inc. (b)	98,230
13,817	Anthem, Inc.	2,708,685
41,594	Baxter International, Inc.	2,580,492
39,368	Cerner Corporation (b)	2,668,363
12,594	Chemed Corporation (a)	2,484,670
14,866	Cigna Corporation	2,706,504
301,184	Community Health Systems, Inc. (a)(b)	2,301,046
39,201	DaVita, Inc. (b)	2,295,611
140,472	Diplomat Pharmacy, Inc. (b)	2,352,906
40,108	Express Scripts Holding Company (b)	2,519,585
34,366	Gilead Sciences, Inc.	2,876,778
63,473	Halyard Health, Inc. (b)	2,874,692
31,143	HCA Healthcare, Inc. (b)	2,449,708
11,046	Humana, Inc. (a)	2,845,671
34,308	LHC Group, Inc. (b)	2,238,597
25,918	Magellan Health, Inc. (b)	2,096,766
15,379	McKesson Corporation	2,296,238
30,148	Molina Healthcare, Inc. (a)(b)	1,929,472
107,453	Myriad Genetics, Inc. (b)	3,276,242
68,943	Owens & Minor, Inc.	1,926,267
23,602	Quest Diagnostics, Inc.	2,557,277
13,401	UnitedHealth Group, Inc.	2,665,459
14,215	WellCare Health Plans, Inc. (b)	2,483,076
		57,817,038
	Industrials – 11.7%
49,953	American Airlines Group, Inc.	2,234,897
13,334	Comfort Systems USA, Inc.	454,023
49,898	Delta Air Lines, Inc.	2,354,687
24,996	Dycom Industries, Inc. (b)	2,016,677
35,751	EMCOR Group, Inc.	2,360,996
12,084	FedEx Corporation	2,590,568
50,729	Hawaiian Holdings, Inc. (b)	2,173,738
76,510	Herman Miller, Inc.	2,574,561
40,510	Jacobs Engineering Group, Inc.	2,207,390
115,420	JetBlue Airways Corporation (b)	2,286,470

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Industrials – 11.7% (Continued)
24,296	ManpowerGroup, Inc.	$2,709,247
35,350	Oshkosh Corporation	2,637,110
37,467	Owens Corning	2,777,429
30,158	Regal Beloit Corporation	2,273,913
30,793	Ryder System, Inc.	2,389,537
63,310	SkyWest, Inc.	2,196,857
42,791	Southwest Airlines Company	2,231,123
42,053	Spirit AeroSystems Holdings, Inc. – Class A	3,132,948
53,457	The Greenbrier Companies, Inc. (a)	2,293,305
55,687	The Timken Company	2,497,562
93,310	Triumph Group, Inc.	2,454,053
36,243	United Continental Holdings, Inc. (b)	2,245,616
121,835	Wabash National Corporation	2,560,972
81,015	Werner Enterprises, Inc. (a)	2,681,597
41,290	XPO Logistics, Inc. (b)	2,526,948
		58,862,224
	Information Technology – 19.0%
37,821	Amdocs Ltd.	2,450,423
214,709	Amkor Technology, Inc. (b)	1,885,145
11,641	Anixter International, Inc. (b)	859,106
16,692	Apple, Inc.	2,737,488
53,687	Applied Materials, Inc.	2,422,357
90,678	ARRIS International PLC (b)	2,526,289
72,090	Benchmark Electronics, Inc. (b)	2,342,925
70,434	CA, Inc.	2,337,000
39,468	Cirrus Logic, Inc. (b)	2,288,355
80,505	Cisco Systems, Inc.	2,593,066
46,048	Conduent, Inc. (b)	760,253
105,778	Convergys Corporation	2,485,783
56,472	CoreLogic, Inc. (b)	2,652,490
83,732	Corning, Inc.	2,408,132
34,461	CSG Systems International, Inc.	1,333,985
30,477	EchoStar Corporation – Class A (b)	1,837,763
98,572	Entegris, Inc. (b)	2,508,657
55,966	First Solar, Inc. (b)	2,628,163
144,540	Hewlett Packard Enterprise Company	2,610,392

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Information Technology – 19.0% (Continued)
132,248	HP, Inc.	$2,523,292
41,550	Insight Enterprises, Inc. (b)	1,665,324
73,216	Intel Corporation	2,567,685
32,586	InterDigital, Inc.	2,325,011
82,059	Jabil, Inc.	2,572,550
90,815	Juniper Networks, Inc.	2,518,300
15,207	Lam Research Corporation	2,524,058
54,932	Methode Electronics, Inc.	2,246,719
85,460	Micron Technology, Inc. (b)	2,732,156
57,480	NetApp, Inc.	2,222,177
44,255	NETGEAR, Inc. (b)	2,124,240
40,233	Plexus Corporation (b)	2,095,335
19,199	Rogers Corporation (b)	2,276,041
70,366	Sanmina Corporation (b)	2,635,207
23,761	Skyworks Solutions, Inc.	2,503,459
25,013	Sykes Enterprises, Inc. (b)	666,847
24,141	Tech Data Corporation (b)	2,662,511
86,761	Teradata Corporation (b)	2,769,411
69,233	Teradyne, Inc.	2,465,387
131,796	TTM Technologies, Inc. (b)	1,876,775
144,014	Vishay Intertechnology, Inc.	2,549,048
27,324	Western Digital Corporation	2,411,889
83,575	Xerox Corporation	2,696,965
		95,298,159
	Materials – 4.4%
38,254	Ashland Global Holdings, Inc.	2,373,661
3,235	Cabot Corporation	170,420
18,123	Clearwater Paper Corporation (b)	842,719
194,212	Graphic Packaging Holding Company	2,534,467
26,514	Kaiser Aluminum Corporation	2,553,828
101,306	Louisiana-Pacific Corporation (b)	2,581,277
29,044	Newmont Mining Corporation	1,113,547
30,937	Reliance Steel & Aluminum Company	2,240,458
70,134	Steel Dynamics, Inc.	2,416,116
37,242	Trinseo SA	2,491,490
43,861	WestRock Company	2,496,129
		21,814,112

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

COMMON STOCKS – 99.8% (Continued)

	Real Estate – 3.4%
212,439	DiamondRock Hospitality Company	$2,334,705
19,734	Jones Lang LaSalle, Inc.	2,405,772
39,193	LaSalle Hotel Properties	1,112,297
76,106	Realogy Holdings Corporation	2,579,993
95,950	RLJ Lodging Trust	1,936,271
114,864	Summit Hotel Properties, Inc.	1,704,582
160,369	Sunstone Hotel Investors, Inc.	2,533,830
126,483	Xenia Hotels & Resorts, Inc.	2,524,601
		17,132,051
	Telecommunication Services – 1.5%
111,396	CenturyLink, Inc. (a)	2,196,729
89,547	Telephone & Data Systems, Inc.	2,624,623
40,850	T-Mobile US, Inc. (b)	2,643,403
		7,464,755
	Utilities – 4.4%
45,230	Ameren Corporation	2,713,347
36,636	American Electric Power Company, Inc.	2,697,508
55,762	Avangrid, Inc.	2,722,301
33,600	Entergy Corporation	2,660,112
67,609	Exelon Corporation	2,560,353
37,444	PG&E Corporation	2,635,309
56,237	Portland General Electric Company	2,671,820
10,265	Southwest Gas Holdings, Inc. (a)	816,273
50,136	UGI Corporation	2,477,220
		21,954,243
	TOTAL COMMON STOCKS
	(Cost $457,243,323)	500,174,310

SHORT-TERM INVESTMENTS – 0.1%

	Money Market Funds – 0.1%
468,101	Invesco Short-Term Investments Trust Government &
	Agency Portfolio – Institutional Class, 0.930% (c)	468,101
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $468,101)	468,101

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

INVESTMENTS PURCHASED WITH
PROCEEDS FROM SECURITIES LENDING – 4.7%
23,679,919	First American Government
	Obligations Fund – Class Z, 0.880% (c)	$23,679,919
	TOTAL INVESTMENTS PURCHASED WITH
	PROCEEDS FROM SECURITIES LENDING
	(Cost $23,679,919)	23,679,919
	TOTAL INVESTMENTS – 104.6%
	(Cost $481,391,343)	524,322,330
	Liabilities in Excess of Other Assets – (4.6)%	(23,166,311)
	NET ASSETS – 100.0%	$501,156,019

(a)	All or portion of this security is out on loan as of August 31, 2017. Total value of securities out on loan is $23,106,918 or 4.6% of net assets.
(b)	Non-income producing security.
(c)	Annualized seven-day yield as of August 31, 2017.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2017

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.5%

	Consumer Discretionary – 7.7%
$1,085,000	AutoZone, Inc.
	06/01/2027, 3.750%	$1,107,799
2,690,000	Coach, Inc.
	04/01/2025, 4.250%	2,822,258
705,000	Comcast Corporation
	03/01/2026, 3.150%	713,446
1,640,000	Crown Americas LLC / Crown Americas
	Capital Corporation IV
	01/15/2023, 4.500%	1,722,000
2,470,000	Darden Restaurants, Inc.
	05/01/2027, 3.850%	2,568,577
530,000	Delphi Corporation
	03/15/2024, 4.150%	565,008
2,600,000	DISH DBS Corporation
	06/01/2021, 6.750%	2,876,249
1,170,000	Dollar General Corporation
	11/01/2025, 4.150%	1,256,870
440,000	Expedia, Inc.
	02/15/2026, 5.000%	486,737
1,660,000	GLP Capital LP / GLP Financing II, Inc.
	11/01/2023, 5.375%	1,803,175
1,900,000	Hanesbrands, Inc.
	05/15/2024, 4.625% (a)	1,985,500
2,330,000	Lennar Corporation
	04/01/2021, 4.750%	2,466,888
500,000	McDonald’s Corporation
	03/01/2027, 3.500%	518,381
1,030,000	MGM Resorts International
	03/15/2022, 7.750%	1,207,675
3,070,000	Netflix, Inc.
	02/15/2025, 5.875%	3,330,951
1,035,000	NIKE, Inc.
	11/01/2026, 2.375%	1,004,702
1,490,000	Omnicom Group, Inc.
	04/15/2026, 3.600%	1,518,806

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.5% (Continued)

	Consumer Discretionary – 7.7% (Continued)
$2,730,000	O’Reilly Automotive, Inc.
	03/15/2026, 3.550%	$2,769,610
2,515,000	PulteGroup, Inc.
	03/01/2021, 4.250%	2,619,121
1,071,000	Scripps Networks Interactive, Inc.
	06/15/2025, 3.950%	1,100,626
780,000	Starbucks Corporation
	06/15/2026, 2.450%	765,181
780,000	The Home Depot, Inc.
	04/01/2026, 3.000%	793,353
1,300,000	The Priceline Group, Inc.
	03/15/2025, 3.650%	1,345,702
1,955,000	The TJX Companies, Inc.
	09/15/2026, 2.250%	1,846,784
935,000	The Walt Disney Company
	02/13/2026, 3.000%	950,635
850,000	Time Warner, Inc.
	01/15/2028, 6.950%	1,079,503
1,200,000	Wynn Las Vegas LLC / Wynn Las Vegas
	Capital Corporation
	03/01/2025, 5.500% (a)	1,254,000
		42,479,537
	Consumer Staples – 2.1%
1,520,000	Altria Group, Inc.
	09/16/2026, 2.625%	1,484,417
1,065,000	CVS Health Corporation
	07/20/2025, 3.875%	1,120,422
1,750,000	Ingredion, Inc.
	10/01/2026, 3.200%	1,747,500
1,130,000	Reynolds American, Inc.
	06/12/2025, 4.450%	1,225,702
590,000	The Estee Lauder Companies, Inc.
	03/15/2027, 3.150%	605,624
485,000	The Hershey Company
	08/15/2026, 2.300%	461,184

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.5% (Continued)

	Consumer Staples – 2.1% (Continued)
$650,000	Tyson Foods, Inc.
	08/15/2024, 3.950%	$693,072
1,715,000	Walgreens Boots Alliance, Inc.
	06/01/2026, 3.450%	1,722,802
2,360,000	Whole Foods Market, Inc.
	12/03/2025, 5.200%	2,745,853
		11,806,576
	Energy – 4.3%
1,270,000	Andeavor
	12/15/2026, 5.125% (a)	1,380,220
1,000,000	Buckeye Partners LP
	12/01/2026, 3.950%	996,268
1,240,000	Chevron Corp.
	05/16/2026, 2.954%	1,255,041
505,000	Cimarex Energy Company
	05/15/2027, 3.900%	513,649
405,000	Enterprise Products Operating LLC
	02/15/2027, 3.950%	424,156
1,419,000	EOG Resources, Inc.
	01/15/2026, 4.150%	1,514,804
2,640,000	EQT Midstream Partners LP
	08/01/2024, 4.000%	2,719,958
2,290,000	HollyFrontier Corporation
	04/01/2026, 5.875%	2,490,304
1,920,000	Magellan Midstream Partners LP
	03/01/2026, 5.000%	2,155,535
1,640,000	Marathon Petroleum Corporation
	09/15/2024, 3.625%	1,678,792
1,525,000	Occidental Petroleum Corporation
	04/15/2026, 3.400%	1,567,756
490,000	Phillips 66 Partners LP
	02/15/2025, 3.605%	493,623
910,000	Pioneer Natural Resources Company
	01/15/2026, 4.450%	985,730

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.5% (Continued)

	Energy – 4.3% (Continued)
$615,000	TC PipeLines LP
	05/25/2027, 3.900%	$622,715
2,670,000	Valero Energy Corporation
	03/15/2025, 3.650%	2,753,543
2,100,000	Western Gas Partners LP
	06/01/2025, 3.950%	2,102,944
		23,655,038
	Financials – 3.6%
1,390,000	American Express Company
	12/05/2024, 3.625%	1,454,658
1,605,000	Assured Guaranty US Holdings, Inc.
	07/01/2024, 5.000%	1,763,646
2,130,000	Berkshire Hathaway, Inc.
	03/15/2026, 3.125%	2,182,882
2,360,000	Brixmor Operating Partnership LP
	06/15/2026, 4.125%	2,398,718
3,390,000	Capital One Financial Corporation
	10/29/2025, 4.200%	3,502,949
1,190,000	CBOE Holdings, Inc.
	01/12/2027, 3.650%	1,233,101
520,000	Devon Energy Corporation
	04/15/2032, 7.950%	687,579
1,115,000	Fifth Third Bank
	03/15/2026, 3.850%	1,164,874
1,655,000	GE Capital International Funding
	Company Unlimited Company
	11/15/2025, 3.373%	1,726,398
1,930,000	S&P Global, Inc.
	06/15/2025, 4.000%	2,052,695
808,000	TD Ameritrade Holding Corporation
	04/01/2025, 3.625%	847,976
1,240,000	U.S. Bancorp
	04/27/2026, 3.100%	1,251,874
		20,267,350

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.5% (Continued)

	Health Care – 4.1%
$800,000	AbbVie, Inc.
	05/14/2026, 3.200%	$800,869
1,535,000	Baxter International, Inc.
	08/15/2026, 2.600%	1,490,337
2,080,000	Biogen, Inc.
	09/15/2025, 4.050%	2,226,579
800,000	Bristol-Myers Squibb Company
	02/27/2027, 3.250%	826,423
1,565,000	Cigna Corporation
	04/15/2025, 3.250%	1,599,273
1,445,000	CR Bard, Inc.
	05/15/2026, 3.000%	1,455,897
1,986,000	Gilead Sciences, Inc.
	02/01/2025, 3.500%	2,081,915
2,340,000	HCA, Inc.
	05/01/2023, 5.875%	2,565,810
2,550,000	Humana, Inc.
	03/15/2027, 3.950%	2,706,574
650,000	Johnson & Johnson
	03/01/2026, 2.450%	643,318
3,535,000	Molina Healthcare, Inc.
	11/15/2022, 5.375%	3,702,913
925,000	Quest Diagnostics, Inc.
	06/01/2026, 3.450%	949,619
520,000	Stryker Corporation
	03/15/2026, 3.500%	540,479
1,390,000	UnitedHealth Group, Inc.
	03/15/2026, 3.100%	1,416,918
		23,006,924
	Industrials – 2.6%
2,385,000	Air Lease Corporation
	09/15/2024, 4.250%	2,532,493
3,140,000	American Airlines Group, Inc.
	03/01/2020, 4.625% (a)	3,238,125

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.5% (Continued)

	Industrials – 2.6% (Continued)
$1,095,000	Fortive Corporation
	06/15/2026, 3.150%	$1,108,985
1,485,000	Fortune Brands Home & Security, Inc.
	06/15/2025, 4.000%	1,570,186
580,000	General Dynamics Corporation
	08/15/2026, 2.125%	553,171
800,000	IHS Markit Ltd.
	02/15/2025, 4.750% (a)	854,000
395,000	L3 Technologies, Inc.
	12/15/2026, 3.850%	413,389
615,000	Lockheed Martin Corporation
	01/15/2026, 3.550%	643,413
900,000	The ADT Corporation
	06/15/2023, 4.125%	913,500
530,000	Union Pacific Corporation
	03/01/2026, 2.750%	532,028
125,000	Verisk Analytics, Inc.
	06/15/2025, 4.000%	131,903
1,890,000	Xylem, Inc.
	11/01/2026, 3.250%	1,917,476
		14,408,669
	Information Technology – 3.9%
1,075,000	Analog Devices, Inc.
	12/15/2025, 3.900%	1,141,537
1,410,000	Apple, Inc.
	02/09/2025, 2.500%	1,394,117
1,650,000	Applied Materials, Inc.
	10/01/2025, 3.900%	1,773,560
1,200,000	Broadridge Financial Solutions, Inc.
	06/27/2026, 3.400%	1,204,595
980,000	CDK Global, Inc.
	10/15/2024, 5.000%	1,049,384
2,140,000	CDW LLC/CDW Finance Corporation
	12/01/2024, 5.500%	2,356,675

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.5% (Continued)

	Information Technology – 3.9% (Continued)
$430,000	Cisco Systems, Inc.
	02/28/2026, 2.950%	$436,314
2,325,000	Hughes Satellite Systems Corporation
	06/15/2021, 7.625%	2,656,312
1,320,000	Intel Corporation
	07/29/2025, 3.700%	1,408,349
515,000	Juniper Networks, Inc.
	03/15/2024, 4.500%	552,632
1,280,000	Keysight Technologies, Inc.
	10/30/2024, 4.550%	1,370,770
855,000	MasterCard, Inc.
	04/01/2024, 3.375%	901,748
1,988,000	Maxim Integrated Products, Inc.
	06/15/2027, 3.450%	2,012,092
1,525,000	NVIDIA Corporation
	09/16/2026, 3.200%	1,532,882
1,700,000	Western Digital Corporation
	04/01/2024, 10.500%	2,023,000
		21,813,967
	Manufacturing – 0.1%
435,000	Broadcom Corporation / Broadcom
	Cayman Finance Ltd.
	01/15/2027, 3.875% (a)	448,523

	Materials – 1.6%
1,280,000	Ashland LLC
	08/15/2022, 4.750%	1,340,800
2,300,000	Huntsman International LLC
	11/15/2020, 4.875%	2,423,625
3,610,000	PolyOne Corporation
	03/15/2023, 5.250%	3,808,550
1,450,000	WR Grace & Company
	10/01/2021, 5.125% (a)	1,580,500
		9,153,475

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Principal
Amount	Security Description	Value

CORPORATE BONDS – 34.5% (Continued)

	Real Estate – 2.6%
$670,000	Alexandria Real Estate Equities, Inc.
	06/15/2023, 3.900%	$702,021
2,475,000	American Tower Corporation
	02/15/2026, 4.400%	2,641,930
1,780,000	AvalonBay Communities, Inc.
	6/01/2025, 3.450%	1,842,036
1,680,000	Boston Properties LP
	10/01/2026, 2.750%	1,618,408
1,570,000	DDR Corporation
	02/01/2025, 3.625%	1,536,973
600,000	Healthcare Trust of America Holdings LP
	07/01/2027, 3.750%	607,876
1,500,000	Realogy Group LLC / Realogy Co-Issuer Corporation
	06/01/2023, 4.875% (a)	1,537,500
2,690,000	Sabra Health Care LP
	08/15/2026, 5.125%	2,766,899
1,175,000	Welltower, Inc.
	04/01/2026, 4.250%	1,260,189
		14,513,832
	Telecommunication Services – 0.5%
2,440,000	Pacific Bell Telephone Company
	03/15/2026, 7.125%	3,013,482

	Utilities – 1.4%
1,200,000	Calpine Corporation
	01/15/2025, 5.750%	1,106,640
3,775,000	Dolphin Subsidiary II, Inc.
	10/15/2021, 7.250%	4,119,469
1,265,000	DTE Energy Company
	03/15/2027, 3.800%	1,319,755
1,420,000	Pacific Gas & Electric Company
	06/15/2025, 3.500%	1,488,900
		8,034,764
	TOTAL CORPORATE BONDS
	(Cost $189,156,378)	192,602,137

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Principal
Amount	Security Description	Value

MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 12.4%
	Federal Home Loan Banks
$405,000	03/13/2020, 1.875%	$409,090
375,000	03/13/2020, 4.125%	399,857
435,000	06/12/2020, 1.750%	438,259
500,000	02/18/2021, 1.375%	497,263
735,000	07/14/2021, 1.125%	721,365
920,000	11/29/2021, 1.875%	927,704
630,000	03/11/2022, 2.250%	643,855
		4,037,393
	Federal Home Loan Mortgage Corporation
245,000	01/17/2020, 1.500%	245,362
275,000	04/20/2020, 1.375%	274,481
420,000	05/01/2020, 1.375%	419,422
800,000	08/12/2021, 1.125%	784,576
875,000	01/13/2022, 2.375%	898,947
1,105,000	09/15/2040, 4.000% (b)	1,167,933
9,550,000	09/15/2041, 4.500% (b)	10,264,758
1,200,000	09/15/2042, 3.000% (b)	1,213,452
1,000,000	09/15/2042, 3.500% (b)	1,036,484
		16,305,415
	Federal National Mortgage Association
101,000	10/09/2019, 0.000% (c)	97,464
50,000	11/26/2019, 1.750%	50,385
130,000	01/21/2020, 1.625%	130,570
180,000	02/28/2020, 1.500%	180,257
430,000	06/22/2020, 1.500%	430,817
555,000	11/30/2020, 1.500%	553,880
585,000	12/28/2020, 1.875%	591,492
670,000	02/26/2021, 1.375%	666,380
690,000	05/06/2021, 1.250%	682,543
750,000	08/17/2021, 1.250%	739,221
800,000	10/07/2021, 1.375%	790,562
960,000	01/05/2022, 2.000%	972,204
620,000	04/05/2022, 1.875%	624,035
490,000	09/06/2024, 2.625%	508,993

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Principal
Amount	Security Description	Value

MORTGAGE BACKED SECURITIES –
U.S. GOVERNMENT AGENCY – 12.4% (Continued)
	Federal National Mortgage Association (Continued)
$1,100,000	09/01/2040, 4.000% (b)	$1,162,391
3,750,000	09/15/2041, 3.500% (b)	3,885,791
10,100,000	09/15/2041, 4.500% (b)	10,866,967
10,000,000	09/15/2042, 3.000% (b)	10,116,015
		33,049,967
	Government National Mortgage Association
1,000,000	09/15/2040, 4.000% (b)	1,055,017
1,000,000	09/15/2041, 4.000% (b)	1,053,945
1,200,000	09/15/2042, 3.000% (b)	1,224,984
5,050,000	09/15/2042, 3.500% (b)	5,271,924
1,000,000	09/15/2042, 3.500% (b)	1,042,891
6,000,000	09/01/2043, 3.000% (b)	6,125,045
		15,773,806
	TOTAL MORTGAGE BACKED SECURITIES –
	U.S. GOVERNMENT AGENCY
	(Cost $68,902,192)	69,166,581

U.S. GOVERNMENT AGENCY ISSUES – 0.5%

	Utilities – 0.5%
	Tennessee Valley Authority
646,000	02/15/2021, 3.875%	692,948
830,000	08/15/2022, 1.875%	832,782
650,000	09/15/2024, 2.875%	684,237
535,000	11/01/2025, 6.750%	709,144
		2,919,111
	TOTAL U.S. GOVERNMENT AGENCY ISSUES
	(Cost $2,905,498)	2,919,111

U.S. GOVERNMENT NOTES/BONDS – 51.9%

	U.S. Treasury Bonds – 4.9%
10,295,000	02/15/2026, 6.000%	13,485,645
7,150,000	11/15/2026, 6.500%	9,811,979
2,980,000	11/15/2027, 6.125%	4,077,595
		27,375,219

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Principal
Amount	Security Description	Value

U.S. GOVERNMENT NOTES/BONDS – 51.9% (Continued)

	U.S. Treasury Notes – 47.0%
$1,470,000	04/30/2023, 1.625%	$1,455,243
3,145,000	05/15/2023, 1.750%	3,133,636
2,810,000	05/31/2023, 1.625%	2,780,693
4,895,000	06/30/2023, 1.375%	4,772,912
7,285,000	07/31/2023, 1.250%	7,044,823
5,175,000	08/15/2023, 2.500%	5,369,366
8,600,000	08/31/2023, 1.375%	8,368,543
10,430,000	09/30/2023, 1.375%	10,143,994
12,135,000	10/31/2023, 1.625%	11,974,306
8,935,000	11/15/2023, 2.750%	9,405,658
11,510,000	11/30/2023, 2.125%	11,691,642
13,935,000	12/31/2023, 2.250%	14,244,455
14,865,000	01/31/2024, 2.250%	15,188,720
14,250,000	02/15/2024, 2.750%	14,990,332
16,485,000	02/29/2024, 2.125%	16,713,600
16,105,000	03/31/2024, 2.125%	16,322,040
14,920,000	04/30/2024, 2.000%	14,997,223
13,745,000	05/15/2024, 2.500%	14,247,283
13,990,000	05/31/2024, 2.000%	14,058,037
13,860,000	08/15/2024, 2.375%	14,252,790
11,950,000	11/15/2024, 2.250%	12,178,964
10,855,000	02/15/2025, 2.000%	10,860,512
9,085,000	05/15/2025, 2.125%	9,160,413
8,425,000	08/15/2025, 2.000%	8,407,393
6,595,000	11/15/2025, 2.250%	6,697,918
3,425,000	02/15/2026, 1.625%	3,308,403
		261,768,899
	TOTAL U.S. GOVERNMENT NOTES/BONDS
	(Cost $287,978,773)	289,144,118

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

SCHEDULE OF INVESTMENTS
August 31, 2017 (Continued)

Shares	Security Description	Value

SHORT-TERM INVESTMENTS – 9.6%

	Money Market Funds – 9.6%
53,783,072	Invesco Short-Term Investments Trust Government &
	Agency Portfolio – Institutional
	Class, 0.930% (d)(e)	$53,783,072
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $53,783,072)	53,783,072
	TOTAL INVESTMENTS – 108.9%
	(Cost $602,725,913)	607,615,019
	Liabilities in Excess of Other Assets – (8.9)%	(49,763,637)
	NET ASSETS – 100.0%	$557,851,382

(a)
Security exempt from registration under Rule 144(a) of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At August 31, 2017, the value of these securities amounted to $12,278,368 or 2.2% of net assets.

(b)	Security purchased on a forward-commitment basis. On August 31, 2017, the total value of TBA Commitments was $55,487,597 or 9.9% of total net assets. (See Note 2)
(c)	Zero coupon bond.
(d)	Annualized seven-day yield as of August 31, 2017.
(e)
All or a portion of this security has been pledged as collateral in connection with TBA Commitments.  At August 31, 2017, the value of securities pledged amounted to $53,783,072.  In addition, the Fund held cash collateral in the amount of $1,800,000.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund  Services, LLC.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF ASSETS & LIABILITIES
August 31, 2017

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
ASSETS
Investments in Securities, at Value*+	$721,158,868	$524,322,330	$607,615,019
Cash Held as Collateral
for TBA Commitments	—	—	1,800,000
Foreign Currency, at Value*	570,220	—	—
Receivable for Capital Shares Sold	—	2,948,350	—
Interest and Dividends Receivable	2,141,340	711,361	3,993,236
Securities Lending Income Receivable	19,619	21,860	—
Total Assets	723,890,047	528,003,901	613,408,255
LIABILITIES
Payable for Investment
Securities Purchased	—	2,937,038	55,345,751
Management Fees Payable	409,992	230,925	211,122
Collateral Received for
Securities Loaned (See Note 4)	1,116,250	23,679,919	—
Total Liabilities	1,526,242	26,847,882	55,556,873
NET ASSETS	$722,363,805	$501,156,019	$557,851,382
NET ASSETS CONSIST OF:
Paid-in Capital	$702,771,982	$506,228,188	$553,867,957
Undistributed Net Investment Income	3,236,316	1,863,655	2,457,220
Accumulated Net Realized Loss on:
Investments in Securities	(103,096,921)	(49,866,811)	(3,362,901)
Net Unrealized Appreciation on:
Investments in Securities	119,416,397	42,930,987	4,889,106
Foreign Currency and Translation
of Other Assets and Liabilities
in Foreign Currency	36,031	—	—
Net Assets	$722,363,805	$501,156,019	$557,851,382
Net Asset Value
(unlimited shares authorized):
Net Assets	$722,363,805	$501,156,019	$557,851,382
Shares Outstanding (No Par Value)	26,600,000	16,800,000	11,100,000
Net Asset Value, Offering and
Redemption Price per Share	$27.16	$29.83	$50.26
* Identified Cost:
Investments in Securities	$601,742,471	$481,391,343	$602,725,913
Foreign Currency	569,589	—	—
+ Includes loaned securities
with a value of	$1,072,914	$23,106,918	$—

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

STATEMENTS OF OPERATIONS
Year Ended August 31, 2017

	Vident	Vident	Vident
	International	Core U.S.	Core U.S. Bond
	Equity Fund	Equity Fund	Strategy ETF
INVESTMENT INCOME
Dividends*	$17,252,067	$8,303,038	$—
Dividends from Affiliates	—	21,486	—
Securities Lending Income	113,333	433,163	—
Interest	6,668	3,077	11,721,546
Total Investment Income	17,372,068	8,760,764	11,721,546
EXPENSES
Management Fees	4,207,745	2,690,297	2,285,844
Tax Expense	—	17,619	—
Total Expenses	4,207,745	2,707,916	2,285,844
Net Investment Income	13,164,323	6,052,848	9,435,702

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net Realized Gain/(Loss) on:
Investments in Securities	56,197,170	46,165,550	(3,261,936)
Investments in Affiliates	—	98,963	—
Foreign Currency	209,235	—	—
Net Change in Unrealized
Appreciation (Depreciation) of:
Investments in Securities	89,835,503	10,344,481	(2,531,644)
Investments in Affiliates	—	(94,090)	—
Foreign Currency and Translation
of Other Assets and Liabilities in
Foreign Currency	74,945	—	—
Net Realized and Unrealized
Gain (Loss) on Investments	146,316,853	56,514,904	(5,793,580)
NET INCREASE IN NET ASSETS
RESULTING FROM
OPERATIONS	$159,481,176	$62,567,752	$3,642,122
* Net of withholding tax of	$2,185,000	$—	$—

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2017	August 31, 2016
OPERATIONS
Net Investment Income	$13,164,323	$12,720,224
Net Realized Gain (Loss) on Investments
and Foreign Currency	56,406,405	(80,050,978)
Change in Unrealized Appreciation of
Investments and Foreign Currency	89,910,448	100,118,177
Net Increase in Net Assets
Resulting from Operations	159,481,176	32,787,423

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(14,113,971)	(10,254,569)
Total Distributions to Shareholders	(14,113,971)	(10,254,569)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	24,562,050	167,963,930
Payments for Shares Redeemed	(30,668,010)	(223,928,580)
Transaction Fees (Note 8)	24,999	98,967
Net Decrease in Net Assets
Derived from Capital
Share Transactions (a)	(6,080,961)	(55,865,683)
Net Increase (Decrease) in Net Assets	$139,286,244	$(33,332,829)

NET ASSETS
Beginning of Period	$583,077,561	$616,410,390
End of Period	$722,363,805	$583,077,561
Undistributed Net Investment Income	$3,236,316	$3,364,659

(a)	Summary of capital share transactions is as follows:

	Year Ended	Year Ended
	August 31, 2017	August 31, 2016
	Shares	Shares
Shares Sold	1,000,000	8,100,000
Shares Redeemed	(1,400,000)	(10,700,000)
Net Decrease	(400,000)	(2,600,000)

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2017	August 31, 2016
OPERATIONS
Net Investment Income	$6,052,848	$8,000,425
Net Realized Gain (Loss)
on Investments	46,264,513	(24,272,872)
Change in Unrealized
Appreciation of Investments	10,250,391	47,020,529
Net Increase in Net Assets
Resulting from Operations	62,567,752	30,748,082

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(4,656,562)	(7,924,004)
Total Distributions to Shareholders	(4,656,562)	(7,924,004)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	80,016,080	114,534,110
Payments for Shares Redeemed	(104,018,770)	(70,897,230)
Net Increase (Decrease) in Net Assets
Derived from Capital
Share Transactions (a)	(24,002,690)	43,636,880
Net Increase in Net Assets	$33,908,500	$66,460,958

NET ASSETS
Beginning of Period	$467,247,519	$400,786,561
End of Period	$501,156,019	$467,247,519
Undistributed Net Investment Income	$1,863,655	$652,946

(a)	Summary of capital share transactions is as follows:

	Year Ended	Year Ended
	August 31, 2017	August 31, 2016
	Shares	Shares
Shares Sold	2,700,000	4,500,000
Shares Redeemed	(3,500,000)	(2,700,000)
Net Increase (Decrease)	(800,000)	1,800,000

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	August 31, 2017	August 31, 2016
OPERATIONS
Net Investment Income	$9,435,702	$7,246,332
Net Realized Gain (Loss)
on Investments	(3,261,936)	7,551,740
Change in Unrealized Appreciation
(Depreciation) of Investments	(2,531,644)	8,954,778
Net Increase in Net Assets
Resulting from Operations	3,642,122	23,752,850

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(9,417,422)	(6,194,511)
From Net Realized Gains	(6,417,922)	—
Total Distributions to Shareholders	(15,835,344)	(6,194,511)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	89,652,290	61,287,250
Payments for Shares Redeemed	—	(24,852,830)
Transaction Fees (Note 8)	57,990	44,685
Net Increase in Net Assets
Derived from Capital
Share Transactions (a)	89,710,280	36,479,105
Net Increase in Net Assets	$77,517,058	$54,037,444

NET ASSETS
Beginning of Period	$480,334,324	$426,296,880
End of Period	$557,851,382	$480,334,324
Undistributed Net Investment Income	$2,457,220	$2,438,985

(a)	Summary of capital share transactions is as follows:

	Year Ended	Year Ended
	August 31, 2017	August 31, 2016
	Shares	Shares
Shares Sold	1,800,000	1,200,000
Shares Redeemed	—	(500,000)
Net Increase	1,800,000	700,000

The accompanying notes are an integral part of these financial statements.

VIDENT INTERNATIONAL EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	August 31,	August 31,	August 31,	August 31,
	2017	2016	2015	2014(1)
Net Asset Value,
Beginning of Period	$21.60	$20.82	$25.70	$25.00

INCOME (LOSS)
FROM INVESTMENT
OPERATIONS:
Net Investment Income(2)	0.50	0.46	0.44	0.54
Net Realized and Unrealized
Gain (Loss) on Investments	5.60	0.70	(4.89)	0.55
Total from
Investment Operations	6.10	1.16	(4.45)	1.09

LESS DISTRIBUTIONS:
From Net
Investment Income	(0.54)	(0.38)	(0.43)	(0.39)
Total Distributions	(0.54)	(0.38)	(0.43)	(0.39)
Net Asset Value, End of Period	$27.16	$21.60	$20.82	$25.70
Total Return	28.70%	5.68%	-17.60%	4.54	%(3)

SUPPLEMENTAL DATA:
Net Assets at
End of Period (000’s)	$722,364	$583,078	$616,410	$758,098

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average
Net Assets	0.68%	0.68%	0.71%	0.75	%(4)
Net Investment Income to
Average Net Assets	2.13%	2.25%	1.85%	2.59	%(4)
Portfolio Turnover Rate(5)	73%	106%	43%	59	%(3)

(1)	Commencement of operations on October 29, 2013.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Year	Year	Year	Period
	Ended	Ended	Ended	Ended
	August 31,	August 31,	August 31,	August 31,
	2017	2016	2015	2014(1)
Net Asset Value,
Beginning of Period	$26.55	$25.37	$26.77	$25.00

INCOME (LOSS)
FROM INVESTMENT
OPERATIONS:
Net Investment Income(2)	0.35	0.47	0.46	0.27
Net Realized and Unrealized
Gain (Loss) on Investments	3.20	1.17	(1.43)	1.63
Total from
Investment Operations	3.55	1.64	(0.97)	1.90

LESS DISTRIBUTIONS:
From Net
Investment Income	(0.27)	(0.46)	(0.43)	(0.13)
From Net Realized Gains	—	—	— (6)	—
Total Distributions	(0.27)	(0.46)	(0.43)	(0.13)
Net Asset Value, End of Period	$29.83	$26.55	$25.37	$26.77
Total Return	13.42%	6.61%	-3.70%	7.60	%(3)

SUPPLEMENTAL DATA:
Net Assets at
End of Period (000’s)	$501,156	$467,248	$400,787	$182,014

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average
Net Assets	0.55%	0.55%	0.55%	0.55	%(4)
Net Investment Income
to Average Net Assets	1.24%	1.87%	1.72%	1.62	%(4)
Portfolio Turnover Rate(5)	68%	114%	90%	1	%(3)

(1)	Commencement of operations on January 21, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.
(6)	Less than $0.005.

The accompanying notes are an integral part of these financial statements.

VIDENT CORE U.S. BOND STRATEGY ETF

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period

	Year	Year	Period
	Ended	Ended	Ended
	August 31,	August 31,	August 31,
	2017	2016	2015(1)
Net Asset Value, Beginning of Period	$51.65	$49.57	$50.00

INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net Investment Income(2)	0.92	0.86	0.63
Net Realized and Unrealized
Gain (Loss) on Investments	(0.73)	1.96	(0.67)
Total from Investment Operations	0.19	2.82	(0.04)

LESS DISTRIBUTIONS:
From Net Investment Income	(0.93)	(0.74)	(0.39)
From Net Realized Gains	(0.65)	—	—
Total Distributions	(1.58)	(0.74)	(0.39)
Net Asset Value, End of Period	$50.26	$51.65	$49.57
Total Return	0.50%	5.76%	-0.08	%(3)

SUPPLEMENTAL DATA:
Net Assets at End of Period (000’s)	$557,851	$480,334	$426,297

RATIOS TO AVERAGE
NET ASSETS:
Expenses to Average Net Assets	0.45%	0.45%	0.45	%(4)
Net Investment Income
to Average Net Assets	1.86%	1.72%	1.43	%(4)
Portfolio Turnover Rate(5)	296%	440%	409	%(3)

(1)	Commencement of operations on October 15, 2014.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2017

NOTE 1 – ORGANIZATION

Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (individually each a “Fund” or collectively the “Funds”) are series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek investment results that, before fees and expenses, track the Vident Core International Equity Index, the Vident Core U.S. Stock Equity Index and the Vident Core U.S. Bond Index, respectively. Vident International Equity Fund commenced operations on October, 29, 2013, Vident Core U.S. Equity Fund commenced operations on January 21, 2014, and Vident Core U.S. Bond Strategy ETF commenced operations on October 15, 2014.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, exchange traded funds and real estate investment trusts (“REITs”) that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value per share.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2017 (Continued)

Debt securities are valued by using the mean between the closing bid and asked prices provided by an independent pricing service. If the closing bid and asked prices are not readily available, the independent pricing service may provide a price determined by a matrix pricing method. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value of their shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2017 (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2017:

Vident International Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$719,206,259	$—	$—	$719,206,259
Short-Term Investments	836,359	—	—	836,359
Investments Purchased
with Securities
Lending Collateral	1,116,250	—	—	1,116,250
Total Investments
in Securities	$721,158,868	$—	$—	$721,158,868

^ See Schedule of Investments for country breakouts.

Vident Core U.S. Equity Fund

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$500,174,310	$—	$—	$500,174,310
Short-Term Investments	468,101	—	—	468,101
Investments Purchased
with Securities
Lending Collateral	23,679,919	—	—	23,679,919
Total Investments
in Securities	$524,322,330	$—	$—	$524,322,330

^ See Schedule of Investments for sector breakouts.

Vident Core U.S. Bond Strategy ETF

Description^	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$192,602,137	$—	$192,602,137
Mortgage Backed
Securities – U.S.
Government Agency	—	69,166,581	—	69,166,581
U.S. Government
Agency Issues	—	2,919,111	—	2,919,111
U.S. Government
Notes/Bonds	—	289,144,118	—	289,144,118
Short-Term Investments	53,783,072	—	—	53,783,072
Total Investments
in Securities	$53,783,072	$553,831,947	$—	$607,615,019

^ See Schedule of Investments for sector breakouts.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2017 (Continued)

For the fiscal year ended August 31, 2017, there were no transfers into or out of Levels 1, 2 or 3. It is the Funds’ policy to record transfers into or out of Levels at the end of the period.
B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Securities Purchased or Sold on a Forward-Commitment Basis.  The Funds may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security.  TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date.  Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement.  The specific securities to be delivered are not identified at the trade date.  However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms.  When entering into TBA commitments, the Funds may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction.  In order to better define contractual rights and to secure rights that will help the Funds mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2017 (Continued)

amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price.  During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Funds realize gains and losses on these transactions.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from a Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

E.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders.  Therefore, no federal income tax provision is required.  The Funds plan to file U.S. Federal and various state and local tax returns.  The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained.  Management has analyzed the

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2017 (Continued)

Funds’ uncertain tax positions and conclude that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions.  Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.  Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

F.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

H.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund.  The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses.  Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions and passive foreign investment company adjustments, if any. For the fiscal year ended August 31, 2017, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid-In
	Income (Loss)	Gain (Loss)	Capital
Vident International Equity Fund	$821,305	$(3,588,302)	$2,766,997
Vident Core U.S. Equity Fund	(185,577)	(29,955,030)	30,140,607
Vident Core U.S. Bond Strategy ETF	(45)	45	—

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2017 (Continued)

During the fiscal year ended August 31, 2017, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains/ (losses) to paid-in capital.

Vident International Equity Fund	$2,766,997
Vident Core U.S. Equity Fund	$30,219,362
Vident Core U.S. Bond Strategy ETF	$—

K.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or transactions that occurred during the period subsequent to August 31, 2017, other than the Vident International Equity Fund’s change in securities lending agent, that materially impacted the amounts or disclosures in the Funds’ Financial Statements. See Note 3.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Vident Investment Advisory, LLC is the sub-adviser (the “Sub-Adviser”) for the Funds. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with the Sub-Adviser, transfer agency, custody, fund administration, securities lending and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses and distribution (12b-1) fees and expenses. For services provided to the Funds, Vident International Equity Fund pays the Adviser 0.68%, Vident Core U.S. Equity Fund pays the Adviser 0.55%, and Vident Core U.S. Bond Strategy ETF pays the Adviser 0.45% at an annual rate based on each Fund’s average daily net assets.  Prior to March 1, 2015, Vident International Equity Fund paid the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2017 (Continued)

filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant and fund accountant. USBFS also serves as the transfer agent to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Funds’ custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Administrator.

The Custodian acts as securities lending agent (the “Securities Lending Agent”) for Vident International Equity Fund and Vident Core U.S. Equity Fund. Prior to December 6, 2016, Bank of New York Mellon acted as securities lending agent for Vident International Equity Fund. Effective September 6, 2017, Bank of New York Mellon will act as Vident International Equity Fund’s securities lending agent.  Bank of New York Mellon acts as Vident International Equity Fund’s sub-custodian in connection with the Fund’s international investments.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – SECURITIES LENDING

Vident International Equity Fund and Vident Core U.S. Equity Fund may lend up to 33 1/3% of the value of the securities in their portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Funds receive compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

As of August 31, 2017, Vident International Equity Fund and Vident Core U.S. Equity Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2017 (Continued)

or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent.

As of August 31, 2017, the values of the securities on loan and payable for collateral due to brokers were as follows:

	Value of	Payable for
	Securities	Collateral
Fund	on Loan	Received
Vident International Equity Fund	$1,072,914	$1,116,250
Vident Core U.S. Equity Fund	$23,106,918	$23,679,919

Fees and interest income earned on collateral investments and recognized by the Funds during the fiscal year ended August 31, 2017, were as follows:

Fund	Fees and Interest Earned
Vident International Equity Fund	$113,333
Vident Core U.S. Equity Fund	$433,163

SECURED BORROWINGS

The following represents gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Vident International Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Money Markets	$1,116,250	$—	$—	$—	$1,116,250
Total Borrowings	$1,116,250	$—	$—	$—	$1,116,250

Vident Core U.S. Equity Fund

	Remaining Contractual Maturity of the Agreements
Securities	Overnight			Greater
Lending	and	Up to	30-90	than
Transactions	Continuous	30 Days	Days	90 Days	Total
Money Markets	$23,679,919	$—	$—	$—	$23,679,919
Total Borrowings	$23,679,919	$—	$—	$—	$23,679,919

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2017 (Continued)

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal year ended August 31, 2017, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Fund	$451,526,877	$454,776,394
Vident Core U.S. Equity Fund	335,338,393	334,205,041
Vident Core U.S. Bond Strategy ETF	1,564,866,791	1,498,618,715

For the fiscal year ended August 31, 2017, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Vident International Equity Fund	$20,183,908	$24,628,955
Vident Core U.S. Equity Fund	79,733,239	103,399,354
Vident Core U.S. Bond Strategy ETF	17,076,540	—

There were no purchases or sales of U.S. Government securities in Vident International Equity Fund or Vident Core U.S. Equity Fund during the period.  Included in the amounts for Vident Core U.S. Bond Strategy ETF there were $1,314,248,697 of purchases and $1,255,063,085 of sales of U.S. Government securities during the period.

NOTE 6 – TRANSACTIONS WITH AFFILIATES

The Vident Core U.S. Equity Fund’s transactions with affiliates represent holdings for which the Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.  The Vident Core U.S. Equity Fund had the following transactions with affiliates during the fiscal year ended August 31, 2017:

	Share Activity				Year Ended August 31, 2017
Net
							Amount	Change in
						Dividends	of Gain	Unrealized
	Balance			Balance		Credited	Realized	Depreci-
Security	Aug. 31,			Aug. 31,		to	on Sale	ation on
Name	2016	Purchases	Sales	2017	Value	Income	of Shares	Securities
WeatherStorm
Forensic
Accounting
Long Short
ETF	199,238	1,132	200,370	—	$ —	$21,486	$98,963	$(94,090)

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2017 (Continued)

NOTE 7 – INCOME TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation for federal income tax purposes as of August 31, 2017, were as follows:

			Vident
	Vident	Vident	Core U.S.
	International	Core U.S.	Bond Strategy
	Equity Fund	Equity Fund	ETF
Tax cost of investments	$604,476,036	$482,806,254	$603,091,029
Gross tax unrealized appreciation	127,306,894	65,394,090	6,880,130
Gross tax unrealized depreciation	(10,624,062)	(23,878,014)	(2,356,140)
Net tax unrealized appreciation	116,682,832	41,516,076	4,523,990
Undistributed ordinary income	4,849,411	1,863,655	2,457,220
Undistributed long-term gain	—	—	—
Total distributable earnings	4,849,411	1,863,655	2,457,220
Other accumulated (loss)	(101,940,419)	(48,451,900)	(2,997,784)
Total accumulated gain (loss)	$19,591,824	$(5,072,169)	$3,983,426

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales.  Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

At August 31, 2017, the following Funds deferred, on a tax basis, post-October losses of:

Post October
Loss Deferral
Vident International Equity Fund	—
Vident Core U.S. Equity Fund	—
Vident Core U.S. Bond Strategy ETF	$(2,997,779)

At August 31, 2017, the Funds had the following capital loss carryforwards:

	Short-Term	Long-Term	Expires
Vident International Equity Fund	$(73,770,757)	$(28,205,693)	Indefinite
Vident Core U.S. Equity Fund	$(48,451,900)	$—	Indefinite
Vident Core U.S. Bond Strategy ETF	$—	$(5)	Indefinite

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2017, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$14,113,970	$—
Vident Core U.S. Equity Fund	$4,656,562	$—
Vident Core U.S. Bond Strategy ETF	$14,142,492	$1,692,852

VIDENT FUNDS

NOTES TO FINANCIAL STATEMENTS
August 31, 2017 (Continued)

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2016, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Fund	$10,254,569	$—
Vident Core U.S. Equity Fund	$7,924,004	$—
Vident Core U.S. Bond Strategy ETF	$6,194,511	$—

NOTE 8 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on NASDAQ. Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 100,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Fund charges $5,000, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF each charge $750 for the standard fixed creation fee, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 3% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value.

NOTE 9 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. At August 31, 2017, Ronald Blue & Company, LLC, as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

VIDENT FUNDS

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Vident International Equity Fund,
Vident Core U.S. Equity Fund, and Vident Core U.S. Bond Strategy ETF and
Board of Trustees of ETF Series Solutions

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vident International Equity Fund, Vident Core U.S. Equity Fund, and Vident Core U.S. Bond Strategy ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended for Vident International Equity Fund and Vident Core U.S. Equity Fund, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three periods in the period then ended for Vident Core U.S. Bond Strategy ETF.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of August 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2017, the results of their operations, their changes in their net assets, and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN & COMPANY, LTD.
Cleveland, Ohio
October 27, 2017

VIDENT FUNDS

TRUSTEES AND OFFICERS
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004.

		Term of		Number of	Other
	Position(s)	Office		Portfolios	Directorships
	Held	and		in Fund	Held by
Name	with	Length		Complex	Trustee
and Year	the	of Time	Principal Occupation(s)	Overseen by	During Past
of Birth	Trust	Served	During Past Five Years	Trustee	Five Years

Independent Trustees

Leonard M.	Lead	Indefinite	Retired; formerly Chief	23	Independent
Rush, CPA	Indepen-	term;	Financial Officer,		Trustee,
Born: 1946	dent	since 2012	Robert W. Baird		Managed
	Trustee		& Co. Incorporated		Portfolio Series
	and		(wealth management		(35 portfolios);
	Audit		firm) (2000–2011).		Director,
	Committee				Anchor
	Chairman				Bancorp
Wisconsin, Inc.
(2011–2013).

Ronald T.	Trustee	Indefinite	Retired; formerly Audit	23	None
Beckman, CPA(1)	and	term;	Partner specializing in
Born: 1947	Nomi-	since 2012	investment management,
	nating		PricewaterhouseCoopers
	Committee		LLP (1972–2004).
Chairman

David A. Massart	Trustee	Indefinite	Co-Founder, President,	23	Independent
Born: 1967		term;	and Chief Investment		Trustee,
		since 2012	Strategist, Next Generation		Managed
			Wealth Management, Inc.		Portfolio Series
			(since 2005).		(35 portfolios).

Interested Trustee

Michael A. Castino	Trustee	Indefinite	Senior Vice President,	23	None
Born: 1967	and	term;	USBFS (since 2013);
	Chairman	Trustee	Managing Director of
		since 2014;	Index Services, Zacks
		Chairman	Investment Management
		since 2013	(2011–2013).

(1)	Mr. Beckman resigned from the Board as of September 15, 2017.

VIDENT FUNDS

TRUSTEES AND OFFICERS
(Continued) (Unaudited)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o USBFS, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Term of
	Position(s)	Office
	Held	and
Name	with	Length
and Year	the	of Time
of Birth	Trust	Served	Principal Occupation(s) During Past Five Years

Principal Officers of the Trust

Paul R. Fearday,	President	Indefinite	Senior Vice President, U.S. Bancorp Fund Services, LLC
CPA	and	term;	(since 2008); Manager, PricewaterhouseCoopers LLP
Born: 1979	Assistant	President	(accounting firm) (2002–2008).
	Treasurer	and
Assistant
Treasurer
since 2014
(other roles
since 2013)

Michael D.	Vice	Indefinite	Vice President, USBFS (since 2012); Associate,
Barolsky, Esq.	President	term;	Thompson Hine LLP (law firm) (2008–2012).
Born: 1981	and	since 2014
	Secretary	(other roles
since 2013)

James R. Butz	Chief	Indefinite	Senior Vice President, USBFS (since 2015); Vice President,
Born: 1982	Compliance	term;	USBFS (2014–2015); Assistant Vice President,
	Officer	since 2015	USBFS (2011–2014).

Kristen M.	Treasurer	Indefinite	Vice President, USBFS (since 2015); Assistant Vice President,
Weitzel, CPA		term;	USBFS (2011-2015); Manager, PricewaterhouseCoopers LLP
Born: 1977		since 2014	(accounting firm) (2005–2011).
(other roles
since 2013)

Stacie L. Lamb, Esq.	Assistant	Indefinite	Assistant Vice President, USBFS (since 2013); Compliance
Born: 1982	Secretary	term;	Representative, Quasar Distributors, LLC (2011–2013).
since 2015

VIDENT FUNDS

EXPENSE EXAMPLE
For the Six Months Ended August 31, 2017 (Unaudited)

As a shareholder of Vident International Equity Fund, Vident Core U.S. Equity Fund and Vident Core U.S. Bond Strategy ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2017 – August 31, 2017).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  If these transactional costs were included, your costs would have been higher.

VIDENT FUNDS

EXPENSE EXAMPLE
For the Six Months Ended August 31, 2017 (Unaudited) (Continued)

Vident International Equity Fund
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	March 1, 2017	August 31, 2017	the Period(a)	Expense Ratio
Actual	$1,000.00	$1,180.70	$3.74	0.68%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,021.78	$3.47	0.68%

Vident Core U.S. Equity Fund
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	March 1, 2017	August 31, 2017	the Period(a)	Expense Ratio
Actual	$1,000.00	$1,007.40	$2.78	0.55%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.43	$2.80	0.55%

Vident Core U.S. Bond Strategy ETF
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During	Annualized
	March 1, 2017	August 31, 2017	the Period(a)	Expense Ratio
Actual	$1,000.00	$1,027.50	$2.30	0.45%
Hypothetical
(5% annual return
before expenses)	$1,000.00	$1,022.94	$2.29	0.45%

(a)
The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

VIDENT FUNDS

FEDERAL TAX INFORMATION
(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended August 31, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Fund	86.33%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2017 was as follows:

Vident International Equity Fund	0.06%
Vident Core U.S. Equity Fund	100.00%
Vident Core U.S. Bond Strategy ETF	0.00%

SHORT TERM CAPITAL GAIN
(Unaudited)

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Fund	0.00%
Vident Core U.S. Equity Fund	0.00%
Vident Core U.S. Bond Strategy ETF	33.41%

VIDENT FUNDS

FOREIGN TAX CREDIT PASS THROUGH
(Unaudited)

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended August 31, 2017.  Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Portion of
Ordinary Income
Distribution
	Creditable	Per	Derived from
	Foreign Taxes	Share	Foreign
	Paid	Amount	Sourced Income
Vident International Equity Fund	$2,091,006	$0.0786	100.00%
Vident Core U.S. Equity Fund	—	—	—
Vident Core U.S. Bond Strategy ETF	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

VIDENT FUNDS

INFORMATION ABOUT PORTFOLIO HOLDINGS
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.videntfinancialsolutions.com daily.

INFORMATION ABOUT PROXY VOTING
(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information ((“SAI”).  The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.videntfinancialsolutions.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2)  the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
(Unaudited)

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to their daily net asset value (NAV) is available, without charge, on the Funds’ website at www.videntfinancialsolutions.com.

(This Page Intentionally Left Blank.)

Adviser
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, Oklahoma  73120

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Pkwy, Suite 330
Roswell, Georgia  30076

Index Provider
Vident Financial, LLC
300 Colonial Center Pkwy, Suite 150
Roswell, Georgia  30076

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin  53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio  44115

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC  20004-2541

Vident International Equity Fund	Vident Core U.S. Equity Fund
Symbol – VIDI	Symbol – VUSE
CUSIP – 26922A404	CUSIP – 26922A503

Vident Core U.S. Bond Strategy ETF
Symbol – VBND
CUSIP – 26922A602

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Vident International Equity Fund
	FYE 8/31/2017	FYE 8/31/2016
Audit Fees	$16,000	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Vident Core U.S Equity Fund
	FYE 8/31/2017	FYE 8/31/2016
Audit Fees	$14,500	$14,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

Vident Core U.S Bond Strategy ETF
	FYE 8/31/2017	FYE 8/31/2016
Audit Fees	$16,000	$15,500
Audit-Related Fees	N/A	N/A
Tax Fees	$3,000	$3,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Vident International Equity Fund
	FYE 8/31/2017	FYE 8/31/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Vident Core U.S. Equity Fund
	FYE 8/31/2017	FYE 8/31/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Vident Core U.S. Bond Strategy ETF
	FYE 8/31/2017	FYE 8/31/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Vident International Equity Fund
Non-Audit Related Fees	FYE 8/31/2017	FYE 8/31/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Equity Fund
Non-Audit Related Fees	FYE 8/31/2017	FYE 8/31/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Vident Core U.S. Bond Strategy ETF
Non-Audit Related Fees	FYE 8/31/2017	FYE 8/31/2016
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act.  The independent members of the committee are as follows: David A. Massart, and Leonard M. Rush.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    October 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    October 30, 2017

By (Signature and Title)*    /s/Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    October 30, 2017

* Print the name and title of each signing officer under his or her signature.